Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Summary of revenue
Revenue is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
First-party sales	23,629	22,826	41,409	45,896
Third-party sales	18,583	23,490	34,555	46,681
Value-added services	1,147	1,850	1,732	3,534
Marketing and advertising	1,852	3,490	3,352	5,658
Other revenue	431	337	855	786
Revenue	45,642	51,993	81,903	102,555
The Group’s geographical distribution of revenue was as follows:

Revenue	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2025	2026	2025	2026
Ivory Coast	11,795	12,260	22,262	26,399
Nigeria	9,680	11,893	15,954	24,646
Egypt	7,053	9,855	13,611	15,373
Kenya	5,671	6,248	9,744	13,558
Morocco	3,359	3,410	6,620	6,380
Ghana	3,436	4,637	5,072	8,570
Senegal	1,944	1,738	3,471	3,324
Uganda	1,577	1,874	3,031	3,655
Other(1)	1,127	78	2,138	650
Total	45,642	51,993	81,903	102,555
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(1) Other comprises Algeria, Dubai, South Africa, China and Tunisia.
No Revenue was recorded in Germany.